Short-Term Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term investments		$ 98,373
SouthGobi [Member]
Short-term investments		17,500
Ivanhoe Australia Limited [Member]
Short-term investments		$ 80,800